Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2014	2015
	US$ thousands

Machinery and equipment	5,338	6,906
Office furniture and equipment	433	608
Leasehold improvements	1,023	2,205

Property, plant and equipment	6,794	9,719

Accumulated depreciation	(4,336)	(5,894)

Property, Plant and equipment, net	2,458	3,825